Share-Based Payments	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Share-Based Payments

Note 28. Share-Based Payments

From time to time, the Group provides Incentive Options and Performance Rights to officers, employees, consultants and other key advisors as part of remuneration and incentive arrangements. The number of options or rights granted, and the terms of the options or rights granted are determined by the Board. Shareholder approval is sought where required. During the period the following share-based payments have been recognized:

Share-based payments

During the period, the following share-based payments have been granted/reversed:

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Recognized in profit & loss :
Director options (1&2)	(867,273)	549,174	332,560
Consultant options (1&3)	(394,216)	249,624	144,590
Total options granted	(1,261,489)	798,798	480,159

Performance Rights
Performance rights	-	(463,129)	300,076
Total performance rights	-	(463,129)	300,076
Total	(1,261,489)	335,669	780,235

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 28. Share-Based Payments (Continued)

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$
Recognized in equity:
Options issued to brokers	-	-	636,670
Broker options on or before July 25, 2028(4)	112,792	-
Broker options on or before September 24, 2029(5)	68,098	-	-
	180,890	-	636,670

Options Expense

1. For the options expensed during the current financial year, the directors reassessed the probability of achieving the vesting condition of meeting a $1 billion project valuation in an economic study completed by 30 November 2025 and determined that a revaluation was necessary. The valuation model inputs used to determine the fair value at the grant date, are as follows

	2. Director Options	3. Consultants Options

Recognized in	Profit & Loss	Profit & Loss
Grant date	29/11/2022	29/11/2022
Number of options issued	5,750,000	2,500,000
Expiry date	30/11/2025	30/11/2025
Vesting date	31/03/2023	31/03/2023
Share price at grant date	0.66	0.66
Exercise Price	1.20	1.20
Expected Volatility	90%	90%
Risk-Free Interest Rate	3.24%	3.24%
Trinomial step	200	200
Early exercise factor	2.50	2.50
Underlying fair value at grant date	0.299	0.299
The total share-based payment expense recognized from the amortization as of the 30 June 2024 for the issued options	549,174	249,624
Vesting terms	Continuous employment and, A$1bn project valuation	Continuous employment and, A$1bn project valuation

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 28. Share-Based Payments (Continued)

	4. Broker Options	5. Broker Options

Recognized in	Equity	Equity
Grant date	24/07/2024	24/09/2024
Number of options issued	1,425,000 (23,750 Nasdaq equivalent)	1,419,000 (23,650 Nasdaq equivalent)
Expiry date	25/07/2028	25/03/2029
Vesting date	24/07/2024	24/09/2024
Share price at grant date	6.92 (USD)	5.00 (USD)
Exercise Price	10.37 (USD)	9.80 (USD)
Expected Volatility	85%	85%
Risk-Free Interest Rate	4.12%	3.49%
Trinomial step	200	200
Early exercise factor	2	2.5
Underlying fair value at grant date	2.85 (USD)	1.97 (USD)
Fair Value	74,386 (USD)	23,650 (USD)
Fair Value	112,792 (AUD)	68,098 (AUD)

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 28. Share-Based Payments (Continued)

Option/Warrant movement June 2025

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2025 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 30 November 2025	1.20	8,250,000	-	-	-	8,250,000
On or before 30 November 2024	1.10	13,614,264	-	-	(13,614,264)	-
On or before 16 January 2026	0.91	1,714,286	-	-	-	1,714,286
On or before 30 June 2025	1.00	216	-	-	(216)	-
On or before 25 July 2029 (Quoted in the USA)*	0.1806	-	31,350,000	(14,460,420)	-	16,889,580
On or before 25 July 2028 (Quoted in the USA)*	0.2580	-	1,425,000	-	-	1,425,000
On or before 24 September 2029 (Quoted in the USA)*	0.183	-	1,419,000	-	-	1,419,000
		23,578,766	34,194,000	(14,460,420)	(13,614,480)	29,697,866

*	Nasdaq options are quoted on a 60 to 1 basis

Option/Warrant movement June 2024

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2024 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 29 December 2023	0.75	1,100,000	-	-	(1,100,000)	-
On or before 7 October 2023	2.20	1,900,000	-	-	(1,900,000)	-
On or before 30 November 2025	1.20	8,250,000	-	-	-	8,250,000
On or before 30 November 2024	1.10	13,614,264	-	-	-	13,614,264
On or before 16 January 2026	0.91	1,714,286	-	-	-	1,714,286
On or before 30 April 2024 (1)	0.70	6,993,608	-	(251)	(6,993,357)	-
On or before 30 June 2025	1.00	-	216	-	-	216
		33,572,158	216	(251)	(9,993,357)	23,578,766

(1)	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.

Option/Warrant movement June 2023

Set out below are movements in options on issue over ordinary shares of Nova Minerals Limited during the 30 June 2023 financial year:

Exercise period	Exercise price	Beginning balance	Issued	Exercised	Lapsed	Ending balance

On or before 19 September 2022	0.40	6,100,000	-	(6,100,000)	-	-
On or before 28 October 2022	0.56	150,000	-	(150,000)	-	-
On or before 28 January 2023	0.60	750,000	-	-	(750,000)	-
On or before 2 December 2022	3.00	1,050,000	-	-	(1,050,000)	-
On or before 29 December 2023	0.75	1,100,000	-	-	-	1,100,000
On or before 20 May 2023	1.35	1,100,000	500,000	-	(1,600,000)	-
On or before 23 Sept 2023	2.20	1,700,000	200,000	-	-	1,900,000
On or before 30 November 2024	1.10	-	13,614,264	-	-	13,614,264
On or before 30 November 2025	1.20	-	8,250,000	-	-	8,250,000
On or before 16 January 2026	0.91	-	1,714,286	-	-	1,714,286
On or before 30 April 2024 (1)	0.70	-	6,993,793	(185)	-	6,993,608
Total		11,950,000	31,272,343	(6,250,185)	(3,400,000)	33,572,158

(1)	For every two options exercised at A$0.70, holder will receive an option to purchase one additional ordinary share at an exercise price of A$1.00, with an expiry date of June 30, 2025.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 28. Share-Based Payments (Continued)

The weighted average year remaining contractual life

The weighted average number of years remaining for the contractual life for share-based payment options outstanding as at 30 June 2025 was 3.29 years (2024: 0.85 years 2023: 1.51 years).

The weighted average exercise price

The weighted average exercise price for the share-based payment options outstanding as at 30 June 2025 was A$0.51 (2024: A$1.12, 2023: A$1.08).

The average share price for the 30 June 2025 financial year was A$0.26 (30 June 2024: A$0.26, 30 June 2023: A$0.61)

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 28. Share-Based Payments (Continued)

Performance rights

During the June 2022 Financial year the Company issued 24 million performance rights (2.4 million post-consolidation) to three directors. The terms of the performance rights issued were disclosed in the annual general meeting notice announced 22 October 2021. The performance rights are long-term incentives to offer conditional rights to fully paid ordinary shares in the Company upon satisfaction of vesting criteria over the vesting periods for no cash consideration. Fair value has been measured using the share price at grant date

Class of Performance	Applicable	Lapse	Rights
Rights	Milestone	Date	Issued

Class A Performance Rights	Completion of either a pre-feasibility study or a definitive feasibility study of the Korbel Main deposit that demonstrates at the time of reporting that extraction is reasonably justified and economically mineable indicating an internal rate of return to the Company of greater than 20% and an independently verified JORC classified mineral reserve equal to or greater than 1,500,000 oz Au with an average grade of not less than 0.4g/t for not less than 116Mt.	5 years from issue	600,000
Class B Performance Rights	Completion of the first gold pour (defined as a minimum quantity of 500 oz.) from the Korbel Main deposit.	5 years from issue	600,000
Class C Performance Rights	Achievement of an EBITDA of more than A$20m in the second half-year reporting period following the commencement of commercial operations at the Korbel Main deposit.	5 years from issue	1,200,000

30 June 2025 performance rights

The performance rights were valued as the closing share price A$1.30 on the grant date 24 November 2021. No adjustment was made during the current period.

30 June 2024 performance rights

The performance rights were valued as the closing share price A$1.30 on the grant date 24 November 2021. During the current period the probabilities of meeting the vesting conditions were altered and the amount was reduced by A$463,129 to reflect the change in probability.

30 June 2023 performance rights

The performance rights were valued as the closing share price A$1.30 on the grant date 24 November 2021. The total share-based payment expense recognized from the amortization of the 2022 issued performance rights was A$300,076 for the 30 June 2023 financial year.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025

Note 28. Share-Based Payments (Continued)

Set out below are the summaries of Performance rights granted during period as share based payments

			Price at				Expired/	Balance at
			grant				Lapsed/	the end of
Grant date	Expiry date	Class	date		Granted	Exercised	other	the year

24/11/2021	24/11/2026	A	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	B	A$	1.30	600,000	-	-	600,000
24/11/2021	24/11/2026	C	A$	1.30	1,200,000	-	-	1,200,000

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025